UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch International Index Fund
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                 Beneficial Interest     Mutual Funds                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                       $ 101,002,385     Master International Index Series                  $ 178,197,570
-------------------------------------------------------------------------------------------------------------------------
                                                         Total Mutual Funds (Cost - $157,309,869)             178,197,570
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $157,309,869) - 100.1%                                                              178,197,570

Liabilities in Excess of Other Assets - (0.1%)                                                                   (207,896)
                                                                                                            -------------
Net Assets - 100.0%                                                                                         $ 177,989,674
                                                                                                            =============

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Australia -    Airlines - 0.0%                             32,603    Qantas Airways Ltd.                               $      89,530
4.9%           ---------------------------------------------------------------------------------------------------------------------
               Beverages - 0.2%                            26,064    Coca-Cola Amatil Ltd.                                   172,988
                                                           86,856    Foster's Group Ltd.                                     344,672
                                                           39,610    Southcorp Ltd.                                          129,609
                                                                                                                       -------------
                                                                                                                             647,269
               ---------------------------------------------------------------------------------------------------------------------
               Biotechnology - 0.1%                        11,970    CSL Ltd.                                                316,486
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 0.1%                       7,912    Australian Wealth Management Ltd. (a)                     6,365
                                                            8,347    Macquarie Bank Ltd.                                     310,121
                                                                                                                       -------------
                                                                                                                             316,486
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.0%                            13,503    Orica Ltd.                                              190,626
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 1.3%                     74,528    Australia & New Zealand Banking Group Ltd.            1,188,768
                                                           57,581    Commonwealth Bank of Australia                        1,557,182
                                                           62,947    National Australia Bank Ltd.                          1,380,438
                                                           72,176    Westpac Banking Corp.                                 1,062,479
                                                                                                                       -------------
                                                                                                                           5,188,867
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies - 0.1%       53,780    Brambles Industries Ltd.                                330,732
               ---------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.0%            7,743    Leighton Holdings Ltd.                                   61,094
               ---------------------------------------------------------------------------------------------------------------------
               Construction                                19,286    Boral Ltd.                                               91,004
               Materials - 0.1%                            36,728    CSR Ltd.                                                 69,891
                                                            3,992    James Hardie Industries NV                               18,497
                                                           41,326    Rinker Group Ltd.                                       345,252
                                                                                                                       -------------
                                                                                                                             524,644
               ---------------------------------------------------------------------------------------------------------------------
               Containers &                                41,043    Amcor Ltd.                                              227,322
               Packaging - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.1%        1,250    Australian Stock Exchange Ltd.                           19,590
                                                           23,405    Suncorp-Metway Ltd.                                     351,779
                                                                                                                       -------------
                                                                                                                             371,369
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               82,749    Telstra Corp. Ltd.                                      325,814
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                              60,420    Coles Myer Ltd.                                         439,804
               Retailing - 0.2%                            39,456    Woolworths Ltd.                                         489,866
                                                                                                                       -------------
                                                                                                                             929,670
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.1%                        20,590    Australian Gas Light Co., Ltd.                          226,169
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment & Supplies - 0.0%      7,344    Ansell Ltd.                                              55,901
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.0%     40,746    Mayne Group Ltd.                                        121,664
                                                            2,368    Sonic Healthcare Ltd.                                    22,073
                                                                                                                       -------------
                                                                                                                             143,737
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.1%         4,629    Aristocrat Leisure Ltd.                                  36,452
                                                           23,453    TABCORP Holdings Ltd.                                   305,331
                                                                                                                       -------------
                                                                                                                             341,783
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.0%                          11,639    Computershare Ltd.                                       50,509
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.1%             15,471    Wesfarmers Ltd.                                         475,593
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.4%                            75,906    AMP Ltd.                                                415,717
                                                           45,366    AXA Asia Pacific Holdings Ltd.                          147,390
                                                           69,692    Insurance Australia Group Ltd.                          341,791
                                                           27,875    QBE Insurance Group Ltd.                                321,073
                                                                                                                       -------------
                                                                                                                           1,225,971
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.1%                                73,935    John Fairfax Holdings Ltd.                              239,065
                                                            6,114    Publishing & Broadcasting Ltd.                           72,787
                                                                                                                       -------------
                                                                                                                             311,852
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.9%                      52,998    Alumina Ltd.                                      $     241,470
                                                          149,463    BHP Billiton Ltd.                                     2,066,080
                                                           18,416    BlueScope Steel Ltd.                                    123,938
                                                           11,751    Newcrest Mining Ltd.                                    158,257
                                                           23,360    OneSteel Ltd.                                            46,802
                                                            9,750    Rio Tinto Ltd.                                          340,451
                                                           66,447    WMC Resources Ltd.                                      409,659
                                                                                                                       -------------
                                                                                                                           3,386,657
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.2%                            24,197    Origin Energy Ltd.                                      133,457
                                                           34,877    Santos Ltd.                                             242,812
                                                           13,785    Woodside Petroleum Ltd.                                 259,121
                                                                                                                       -------------
                                                                                                                             635,390
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest                               5,300    PaperlinX Ltd.                                           16,809
               Products - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.5%                         109,739    CFS Gandel Retail Trust                                 134,973
                                                            3,613    CFS Gandel Retail Trust (a)                               4,304
                                                           14,559    Centro Properties Group                                  58,338
                                                           79,688    General Property Trust                                  218,832
                                                           31,118    Investa Property Group                                   50,068
                                                           18,025    Lend Lease Corp., Ltd.                                  175,685
                                                           18,980    Macquire Goodman Group                                   55,792
                                                           46,448    Mirvac Group                                            158,451
                                                           60,690    Stockland                                               274,169
                                                            2,030    Stockland (a)                                             9,076
                                                           65,327    Westfield Group                                         818,141
                                                                                                                       -------------
                                                                                                                           1,957,829
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.0%                          15,996    Toll Holdings Ltd.                                      172,985
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.1%       102,562    Macquarie Infrastructure Group                          285,613
                                                           16,500    Patrick Corp. Ltd.                                       75,050
                                                           10,811    Transurban Group                                         59,042
                                                                                                                       -------------
                                                                                                                             419,705
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     18,940,799
------------------------------------------------------------------------------------------------------------------------------------
Austria -      Building Products - 0.1%                     3,535    Wienerberger AG                                         161,304
0.4%           ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.1%                      1,063    Bank Austria Creditanstalt AG                           104,996
                                                            7,239    Erste Bank der Oesterreichischen Sparkassen AG          379,618
                                                                                                                       -------------
                                                                                                                             484,614
               ---------------------------------------------------------------------------------------------------------------------
               Construction                                    53    RHI AG                                                    1,643
               Materials - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Containers &                                   568    Mayr-Melnhof Karton AG                                   90,533
               Packaging - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               12,468    Telekom Austria AG                                      244,680
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.0%                       47    Verbund - Oesterreichische
                                                                     Elektrizitaetswirtschafts AG                             10,690
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.0%                         906    Boehler-Uddeholm AG                                     123,941
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.0%                               447    OMV AG                                                  142,389
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.0%                           4,408    IMMOFINANZ Immobilien Anlagen AG (a)                     40,274
               ---------------------------------------------------------------------------------------------------------------------
               Trading Companies & Distributors - 0.1%    105,980    Hagemeyer NV - Registered Shares                        269,964
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%         1,169    Flughafen Wien AG                                        78,714
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                        1,648,746
------------------------------------------------------------------------------------------------------------------------------------
Belgium -      Beverages - 0.0%                             5,910    InBev NV                                                207,461
1.5%           ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.1%                             2,818    Solvay SA                                               336,758
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.4%                     24,491    Dexia                                                   584,074
                                                            8,657    KBC Bancassurance Holding                               731,880
                                                                                                                       -------------
                                                                                                                           1,315,954
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.0%            4,785    Suez SA (a)                                       $          62
               ---------------------------------------------------------------------------------------------------------------------
               Distributors - 0.0%                            222    D'ieteren SA                                             52,280
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.5%       52,108    Fortis                                                1,488,529
                                                            3,292    Groupe Bruxelles Lambert SA                             300,988
                                                                                                                       -------------
                                                                                                                           1,789,517
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                7,914    Belgacom SA (a)                                         328,104
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.1%                    1,034    Electrabel                                              465,101
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.0%                  1,022    Bekaert SA                                               86,136
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                         520    Barco NV                                                 42,374
               Instruments - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                               1,003    Colruyt SA                                              156,165
               Retailing - 0.1%                               932    Delhaize Group                                           64,016
                                                              950    Delhaize Group (b)                                       65,218
                                                                                                                       -------------
                                                                                                                             285,399
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment & Supplies - 0.0%      1,608    Omega Pharma SA                                          83,133
               ---------------------------------------------------------------------------------------------------------------------
               Leisure Equipment & Products - 0.0%          2,040    AGFA-Gevaert NV                                          71,558
               ---------------------------------------------------------------------------------------------------------------------
               Marine - 0.0%                                1,790    CMB CIE MARITIME BELGE                                   68,349
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.1%                       1,724    Umicore                                                 175,438
                                                               52    Umicore (a)                                                   9
                                                                                                                       -------------
                                                                                                                             175,447
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.0%                             1,790    Euronav Sa                                               59,555
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 0.1%                       4,095    UCB SA                                                  198,672
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                     900    Mobistar SA (a)                                          79,246
               Services - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                        5,645,106
------------------------------------------------------------------------------------------------------------------------------------
Bermuda -      Oil & Gas - 0.0%                               529    Ship Finance International Ltd.                          10,745
0.0%           ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.0%     21,785    Yue Yuen Industrial Holdings                             62,009
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Bermuda                           72,754
------------------------------------------------------------------------------------------------------------------------------------
Denmark -      Beverages - 0.0%                               356    Carlsberg A/S                                            17,700
0.8%           ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.0%                             2,267    Novozymes A/S Class B                                   111,527
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.1%                     16,440    Danske Bank A/S                                         478,240
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies - 0.1%        2,439    ISS A/S                                                 198,704
               ---------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.0%            1,417    FLS Industries A/S Class B                               26,203
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                9,331    TDC A/S                                                 394,340
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.0%                  3,995    Vestas Wind Systems A/S (a)                              57,846
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.1%                         2,482    Danisco A/S                                             168,434
                                                            2,039    East Asiatic Co., Ltd. A/S                              116,139
                                                                                                                       -------------
                                                                                                                             284,573
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                        186    Coloplast AS Class B                                      9,702
               Supplies - 0.1%                              5,043    GN Store Nord                                            58,065
                                                            1,530    William Demant Holding (a)                               76,604
                                                                                                                       -------------
                                                                                                                             144,371
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.0%                      464    Bang & Olufsen A/S Class B                               31,164
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Insurance - 0.0%                               907    Topdanmark A/S (a)                                $      67,722
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.0%                               820    NKT Holding A/S                                          28,467
               ---------------------------------------------------------------------------------------------------------------------
               Marine - 0.1%                                   44    AP Moller - Maersk A/S                                  410,663
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 0.2%                       3,519    H Lundbeck A/S                                           85,639
                                                           12,015    Novo-Nordisk A/S B                                      670,737
                                                                                                                       -------------
                                                                                                                             756,376
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.0%                           1,730    DSV A/S                                                 132,341
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                        3,140,237
------------------------------------------------------------------------------------------------------------------------------------
Finland -      Auto Components - 0.0%                         671    Nokian Renkaat Oyj                                      108,397
1.5%           ---------------------------------------------------------------------------------------------------------------------
               Communications                             189,546    Nokia Oyj                                             2,946,260
               Equipment - 0.8%                             1,270    Nokia Oyj (b)                                            19,596
                                                                                                                       -------------
                                                                                                                           2,965,856
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                5,791    Elisa Corp.                                              98,594
               Services - 0.1%                             36,201    TeliaSonera AB                                          216,894
                                                                                                                       -------------
                                                                                                                             315,488
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.1%                   13,948    Fortum Oyj                                              272,275
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.0%                           4,144    Tietoenator Oyj                                         142,022
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.1%                             6,594    Pohjola Group Plc Class D (d)                            79,785
                                                           22,588    Sampo Oyj                                               328,792
                                                                                                                       -------------
                                                                                                                             408,577
               ---------------------------------------------------------------------------------------------------------------------
               Leisure Equipment & Products - 0.0%          5,904    Amer Sports Corp.                                       106,273
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.1%                             2,211    Kone Oyj B Shares (a)                                   172,325
                                                            7,142    Metso Oyj                                               128,278
                                                              231    Wartsila Oyj                                              6,124
                                                                                                                       -------------
                                                                                                                             306,727
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.0%                         447    Outokumpu Oyj                                             8,011
                                                            8,196    Rautaruukki Oyj                                         110,567
                                                                                                                       -------------
                                                                                                                             118,578
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest Products - 0.3%              25,249    Stora Enso Oyj Class R                                  355,384
                                                           25,415    UPM-Kymmene Oyj                                         564,822
                                                                                                                       -------------
                                                                                                                             920,206
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                        5,664,399
------------------------------------------------------------------------------------------------------------------------------------
France - 9.4%  Aerospace & Defense - 0.2%                  10,187    European Aeronautic Defense and Space Co. (a)           305,303
                                                            5,085    Sagem SA                                                114,661
                                                            2,183    Societe Nationale d'Etude et de Construction
                                                                     de Moteurs d'Avion (SNECMA) (a)                          56,629
                                                            4,303    Thales SA                                               179,907
                                                            1,003    Zodiac SA                                                46,654
                                                                                                                       -------------
                                                                                                                             703,154
               ---------------------------------------------------------------------------------------------------------------------
               Airlines - 0.0%                              3,419    Air France-KLM                                           61,631
               ---------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.2%                       6,148    Compagnie Generale des Etablissements Michelin          405,104
                                                            3,351    Valeo SA                                                149,555
                                                                                                                       -------------
                                                                                                                             554,659
               ---------------------------------------------------------------------------------------------------------------------
               Automobiles - 0.3%                           7,721    Peugeot SA                                              491,895
                                                            8,205    Renault SA                                              734,722
                                                                                                                       -------------
                                                                                                                           1,226,617
               ---------------------------------------------------------------------------------------------------------------------
               Beverages - 0.1%                             2,193    Pernod-Ricard                                           306,958
               ---------------------------------------------------------------------------------------------------------------------
               Building Products - 0.2%                    11,877    Cie de Saint-Gobain                                     725,487
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.2%                             4,738    Air Liquide                                             873,781
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 1.2%                     32,112    BNP Paribas                                           2,280,777
                                                           26,219    Credit Agricole SA                                      714,562
                                                           14,492    Societe Generale                                      1,509,583
                                                                                                                       -------------
                                                                                                                           4,504,922
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies - 0.0%        1,954    Societe BIC SA                                    $     111,154
               ---------------------------------------------------------------------------------------------------------------------
               Communications Equipment - 0.2%             56,865    Alcatel SA (a)                                          691,745
               ---------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.1%            3,647    Vinci SA                                                527,067
               ---------------------------------------------------------------------------------------------------------------------
               Construction                                 1,192    Imerys SA                                                90,317
               Materials - 0.2%                             8,160    Lafarge SA                                              792,202
                                                                                                                       -------------
                                                                                                                             882,519
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               60,331    France Telecom SA                                     1,811,247
               Services - 0.5%
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.2%                207,044    Alstom                                                  177,595
                                                            9,721    Schneider Electric SA                                   763,717
                                                                                                                       -------------
                                                                                                                             941,312
               ---------------------------------------------------------------------------------------------------------------------
               Energy Equipment & Services - 0.0%           1,218    Technip SA                                              204,203
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples Retailing - 0.4%             24,708    Carrefour SA                                          1,314,652
                                                            1,834    Casino Guichard Perrachon SA (a)                        154,573
                                                                                                                       -------------
                                                                                                                           1,469,225
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.3%                        11,304    Groupe Danone                                         1,127,550
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment & Supplies - 0.1%      5,173    Cie Generale d'Optique Essilor International SA         374,811
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.2%        10,544    Accor SA                                                517,443
                                                            5,111    Sodexho Alliance SA                                     170,779
                                                                                                                       -------------
                                                                                                                             688,222
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.1%                   11,782    Thomson                                                 318,499
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.1%                           2,452    Atos Origin (a)                                         166,188
                                                            6,898    Cap Gemini SA (a)                                       241,157
                                                                                                                       -------------
                                                                                                                             407,345
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.4%                            56,124    AXA                                                   1,498,945
                                                              775    CNP Assurances (a)                                       55,045
                                                                                                                       -------------
                                                                                                                           1,553,990
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.5%                                 6,788    Lagardere S.C.A.                                        515,205
                                                            4,855    Publicis Groupe                                         149,416
                                                            3,105    Societe Television Francaise 1                           98,464
                                                           35,853    Vivendi Universal SA                                  1,101,069
                                                            6,053    Vivendi Universal SA (b)                                185,222
                                                                                                                       -------------
                                                                                                                           2,049,376
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.1%                      20,145    Arcelor                                                 461,578
               ---------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated               35,418    Suez SA                                                 955,601
               Power - 0.3%                                10,377    Veolia Environnement                                    368,989
                                                                                                                       -------------
                                                                                                                           1,324,590
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 0.1%                      2,713    Pinault-Printemps-Redoute                               290,890
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 1.4%                            23,559    Total SA                                              5,526,616
                                                            4,140    Total SA                                                     54
                                                                                                                       -------------
                                                                                                                           5,526,670
               ---------------------------------------------------------------------------------------------------------------------
               Personal Products - 0.3%                    11,713    L'Oreal SA                                              940,005
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 0.9%                      39,904    Sanofi-Aventis                                        3,373,564
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.1%                           1,180    Gecina SA                                               135,109
                                                            1,537    Klepierre                                               138,531
                                                            1,964    Unibail                                                 233,427
                                                                                                                       -------------
                                                                                                                             507,067
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              26,568    STMicroelectronics NV                                   443,352
               Equipment - 0.1%
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Software - 0.1%                              2,821    Business Objects SA (a)                           $      75,709
                                                            2,849    Dassault Systemes SA                                    134,778
                                                                                                                       -------------
                                                                                                                             210,487
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.2%        189    Hermes International                                     38,147
                                                            9,557    LVMH Moet Hennessy Louis Vuitton SA                     716,676
                                                                                                                       -------------
                                                                                                                             754,823
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%         2,314    Autoroutes du Sud de la France                          117,679
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                  10,321    Bouygues                                                410,189
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        36,476,368
------------------------------------------------------------------------------------------------------------------------------------
Germany -      Air Freight & Logistics - 0.1%              20,802    Deutsche Post AG                                        509,074
6.5%           ---------------------------------------------------------------------------------------------------------------------
               Airlines - 0.1%                             14,866    Deutsche Lufthansa AG                                   214,844
               ---------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.1%                       6,765    Continental AG                                          526,032
               ---------------------------------------------------------------------------------------------------------------------
               Automobiles - 0.5%                          34,188    DaimlerChrysler AG                                    1,534,248
                                                            9,403    Volkswagen AG                                           448,740
                                                                                                                       -------------
                                                                                                                           1,982,988
               ---------------------------------------------------------------------------------------------------------------------
               Biotechnology - 0.0%                         4,938    Qiagen NV (a)                                            58,657
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 0.4%                      19,477    Deutsche Bank AG Registered Shares                    1,684,594
                                                            3,609    MLP AG                                                   52,580
                                                                                                                       -------------
                                                                                                                           1,737,174
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.7%                            20,456    BASF AG                                               1,453,965
                                                           29,143    Bayer AG                                                964,691
                                                                1    Lanxess (a)                                                  14
                                                            3,872    Linde AG                                                266,708
                                                                                                                       -------------
                                                                                                                           2,685,378
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.3%                     28,262    Bayerische Hypo-und Vereinsbank AG                      693,107
                                                           18,868    Commerzbank AG                                          410,494
                                                           15,198    Depfa Bank Plc                                          240,975
                                                                                                                       -------------
                                                                                                                           1,344,576
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.0%                2,446    HeidelbergCement AG                                     154,274
                                                              188    HeidelbergCement AG (a)                                  11,723
                                                                                                                       -------------
                                                                                                                             165,997
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.1%        5,690    Deutsche Boerse AG                                      428,909
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication              111,729    Deutsche Telekom AG                                   2,236,206
               Services - 0.6%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.5%                   25,052    E.ON AG                                               2,155,063
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                       2,386    Epcos AG (a)                                             33,056
               Instruments - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                               6,372    Metro AG                                                342,931
               Retailing - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.1%      1,654    Celesio AG                                              135,576
                                                            1,747    Fresenius Medical Care AG                               141,792
                                                                                                                       -------------
                                                                                                                             277,368
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.1%         8,795    TUI AG                                                  232,837
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.7%             31,495    Siemens AG                                            2,498,921
                                                              860    Siemens AG (b)                                           67,992
                                                                                                                       -------------
                                                                                                                           2,566,913
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.7%                            12,242    Allianz AG Registered Shares                          1,558,411
                                                            8,375    Muenchener Rueckversicherungs AG Registered
                                                                     Shares                                                1,011,609
                                                                                                                       -------------
                                                                                                                           2,570,020
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Machinery - 0.1%                             6,297    MAN AG                                            $     282,344
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.1%                      13,676    ThyssenKrupp AG                                         282,428
               ---------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated               19,392    RWE AG                                                1,175,708
               Power - 0.3%
               ---------------------------------------------------------------------------------------------------------------------
               Personal Products - 0.0%                       572    Beiersdorf AG                                            64,007
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 0.2%                       3,250    Altana AG                                               207,180
                                                            2,378    Merck KGaA                                              169,981
                                                            8,225    Schering AG                                             546,880
                                                                                                                       -------------
                                                                                                                             924,041
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              27,466    Infineon Technologies AG (a)                            264,151
               Equipment - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Software - 0.3%                              8,504    SAP AG                                                1,373,898
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.0%                      1,160    Douglas Holding AG                                       42,680
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.2%      2,478    Adidas-Salomon AG                                       394,257
                                                              913    Puma AG Rudolf Dassler Sport                            229,164
                                                                                                                       -------------
                                                                                                                             623,421
               ---------------------------------------------------------------------------------------------------------------------
               Thrifts & Mortgage Finance - 0.1%            5,764    Hypo Real Estate Holding AG                             240,841
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                       25,341,542
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%  Beverages - 0.0%                             5,327    Coca Cola Hellenic Bottling Co. SA (a)                  133,618
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.3%                      9,625    Alpha Bank AE                                           324,986
                                                            8,873    EFG Eurobank Ergasias SA                                275,609
                                                            1,938    Emporiki Bank of Greece SA                               51,331
                                                           13,209    National Bank of Greece SA                              448,746
                                                            3,787    Piraeus Bank SA                                          68,708
                                                                                                                       -------------
                                                                                                                           1,169,380
               ---------------------------------------------------------------------------------------------------------------------
               Communications Equipment - 0.0%             13,744    Intracom SA                                              69,663
               ---------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.0%            9,858    Technical Olympic SA                                     58,166
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.0%                2,682    Titan Cement Co. SA                                      89,581
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                6,542    Hellenic Telecommunications Organization SA             115,121
               Services - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.1%                    5,616    Public Power Corp.                                      162,180
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.1%         6,153    OPAP SA                                                 180,246
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.0%                       4,057    Viohalco, Hellenic Copper and Aluminum
                                                                     Industry SA                                              32,163
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                   6,600    Cosmote Mobile Telecommunications SA                    116,142
               Services - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                         2,126,260
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -    Airlines - 0.0%                              2,263    Cathay Pacific Airways Ltd.                               4,265
1.3%           ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.2%                     81,400    BOC Hong Kong Holdings Ltd.                             149,768
                                                           29,739    Bank of East Asia Ltd.                                   85,602
                                                           26,153    Hang Seng Bank Ltd.                                     347,059
                                                                                                                       -------------
                                                                                                                             582,429
               ---------------------------------------------------------------------------------------------------------------------
               Distributors - 0.0%                         52,719    Li & Fung Ltd.                                           95,984
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.0%       20,000    Hong Kong Exchanges and Clearing Ltd.                    51,671
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               71,195    PCCW Ltd.                                                39,936
               Services - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.2%                   64,187    CLP Holdings Ltd.                                       365,403
                                                           56,000    HongKong Electric Holdings                              249,149
                                                                                                                       -------------
                                                                                                                             614,552
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.0%                 94,328    Johnson Electric Holdings Ltd.                    $      85,265
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.1%                       104,240    Hong Kong & China Gas                                   205,156
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%        24,990    Shangri-La Asia Ltd. (d)                                 36,527
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.0%                   16,560    Techtronic Industries Co.                                36,626
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.2%             97,989    Hutchison Whampoa Ltd.                                  832,348
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                34,025    SCMP Group Ltd.                                          15,160
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.5%                          73,735    Cheung Kong Holdings Ltd.                               654,689
                                                           12,000    Hang Lung Properties Ltd.                                17,386
                                                           32,491    Henderson Land Development Co., Ltd.                    144,555
                                                           47,890    New World Development Ltd.                               46,973
                                                           48,421    Sino Land Co.                                            43,769
                                                           59,324    Sun Hung Kai Properties Ltd.                            538,144
                                                           37,577    Swire Pacific Ltd. Class A                              297,509
                                                           56,107    Wharf Holdings Ltd.                                     177,327
                                                                                                                       -------------
                                                                                                                           1,920,352
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.0%                          24,500    MTR Corp.                                                37,695
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor               5,004    ASM Pacific Technology                                   21,557
               Equipment - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.1%                     52,000    Esprit Holdings Ltd.                                    355,030
                                                          132,394    Giordano International Ltd.                              89,968
                                                                                                                       -------------
                                                                                                                             444,998
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.0%     65,353    Texwinca Holdings Ltd.                                   54,884
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%        18,465    Hopewell Holdings                                        43,562
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                  47,000    Hutchison Telecommunications International
               Services - 0.0%                                       Ltd. (a)                                                 44,895
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                      5,167,862
------------------------------------------------------------------------------------------------------------------------------------
Ireland -      Airlines - 0.1%                             27,680    Ryanair Holdings Plc (a)                                217,644
0.8%           ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.4%                     35,621    Allied Irish Banks Plc                                  747,660
                                                           47,958    Bank of Ireland                                         759,444
                                                                                                                       -------------
                                                                                                                           1,507,104
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.1%               21,256    CRH Plc                                                 558,644
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.1%                        22,780    Greencore Group Plc                                      93,556
                                                            4,710    Kerry Group Plc                                         113,551
                                                                                                                       -------------
                                                                                                                             207,107
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.0%                   79,638    Waterford Wedgewood Plc (a)                               4,347
                                                            6,958    Waterford Wedgewood                                         380
                                                                                                                       -------------
                                                                                                                               4,727
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.0%              3,189    DCC Plc                                                  73,981
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.1%                            12,684    Irish Life & Permanent Plc                              227,984
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                21,817    Independent News & Media Plc                             72,304
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 0.0%                      15,345    Elan Corp. Plc (a)                                       47,863
               ---------------------------------------------------------------------------------------------------------------------
               Trading Companies & Distributors - 0.0%      2,786    Grafton Group Plc                                        33,130
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                        2,950,488
------------------------------------------------------------------------------------------------------------------------------------
Italy - 4.1%   Aerospace & Defense - 0.1%                 312,371    Finmeccanica SpA                                        317,470
               ---------------------------------------------------------------------------------------------------------------------
               Automobiles - 0.1%                          28,432    Fiat SpA                                                207,298
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 0.1%                      10,234    Banca Fideuram SpA                                       52,457
                                                           22,588    Mediobanca SpA                                          393,934
                                                           17,230    Mediolanum SpA                                          117,966
                                                                                                                       -------------
                                                                                                                             564,357
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 1.2%                     11,662    Banca Antonveneta SpA                             $     379,215
                                                          128,054    Banca Intesa SpA                                        652,386
                                                           36,404    Banca Intesa SpA (RNC)                                  167,722
                                                           52,096    Banca Monte dei Paschi di Siena SpA                     175,833
                                                           50,880    Banca Nazionale del Lavoro SpA (a)                      164,323
                                                           16,065    Banca Popolare di Milano SCRL                           153,981
                                                           16,381    Banche Popolari Unite Scrl                              344,784
                                                           13,238    Banco Popolare di Verona e Novara Scrl                  247,800
                                                           72,957    Capitalia SpA                                           381,739
                                                           53,193    Sanpaolo IMI SpA                                        835,185
                                                          179,778    UniCredito Italiano SpA                               1,058,658
                                                                                                                       -------------
                                                                                                                           4,561,626
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.0%                5,565    Italcementi SpA                                          93,806
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.0%        4,347    FinecoGroup SpA                                          38,474
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication              317,467    Telecom Italia SpA                                    1,206,840
               Services - 0.5%                            258,085    Telecom Italia SpA (RNC)                                809,367
                                                                                                                       -------------
                                                                                                                           2,016,207
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.4%                  158,015    Enel SpA                                              1,515,994
                                                           21,454    Terna SpA                                                57,243
                                                                                                                       -------------
                                                                                                                           1,573,237
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.1%                        45,149    Snam Rete Gas SpA                                       252,080
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%         4,473    Autogrill SpA                                            67,086
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.0%            119,974    Pirelli & C SpA                                         149,687
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.5%                            23,052    Alleanza Assicurazioni SpA                              301,692
                                                           39,307    Assicurazioni Generali SpA                            1,272,022
                                                           11,651    Riunione Adriatica di Sicurta SpA                       274,846
                                                                                                                       -------------
                                                                                                                           1,848,560
               ---------------------------------------------------------------------------------------------------------------------
               Internet Software & Services - 0.0%        170,961    Telecom Italia Media SpA (a)                             95,763
                                                            2,170    Tiscali SpA (a)                                           7,725
                                                                                                                       -------------
                                                                                                                             103,488
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.1%                                 5,198    Arnoldo Mondadori Editore SpA                            55,679
                                                           13,547    Gruppo Editoriale L'Espresso SpA                         84,986
                                                           18,663    Mediaset SpA                                            269,234
                                                          171,874    Seat Pagine Gialle SpA                                   71,815
                                                                                                                       -------------
                                                                                                                             481,714
               ---------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated               16,589    Edison SpA (a)                                           33,914
               Power - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 0.0%                      5,245    Rinascente SPA (a)                                        3,408
                                                            5,245    Rozzano                                                       0
                                                                                                                       -------------
                                                                                                                               3,408
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.8%                           101,164    ENI SpA                                               2,634,808
                                                            1,875    ENI SpA (b)                                             244,050
                                                                                                                       -------------
                                                                                                                           2,878,858
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.0%      5,296    Benetton Group SpA                                       51,354
                                                            9,894    Bulgari SpA                                             117,914
                                                            4,858    Luxottica Group SpA                                      99,946
                                                                                                                       -------------
                                                                                                                             269,214
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.1%        10,018    Autostrade SpA                                          260,163
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                  52,198    TIM SpA                                                 350,049
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         16,070,696
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.4%  Air Freight & Logistics - 0.1%              23,000    Yamato Transport Co., Ltd.                        $     329,862
               ---------------------------------------------------------------------------------------------------------------------
               Airlines - 0.0%                             28,000    Japan Airlines Corp.                                     81,937
               ---------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.4%                       9,900    Aisin Seiki Co., Ltd.                                   225,841
                                                           25,000    Bridgestone Corp.                                       460,686
                                                           20,600    Denso Corp.                                             514,230
                                                            1,000    NGK Spark Plug Co., Ltd.                                 10,368
                                                            4,000    NOK Corp.                                                95,550
                                                           12,000    Sanden Corp.                                             60,247
                                                            7,000    Stanley Electric Co., Ltd.                              106,283
                                                            1,000    Toyoda Gosei Co., Ltd.                                   18,100
                                                            8,000    Toyota Industries Corp.                                 225,879
                                                                                                                       -------------
                                                                                                                           1,717,184
               ---------------------------------------------------------------------------------------------------------------------
               Automobiles - 1.8%                          32,400    Honda Motor Co., Ltd.                                 1,626,664
                                                          100,700    Nissan Motor Co., Ltd.                                1,034,679
                                                          118,100    Toyota Motor Corp.                                    4,405,563
                                                            9,000    Yamaha Motor Co., Ltd.                                  154,404
                                                                                                                       -------------
                                                                                                                           7,221,310
               ---------------------------------------------------------------------------------------------------------------------
               Beverages - 0.1%                             9,000    Asahi Breweries Ltd.                                    116,875
                                                           25,000    Kirin Brewery Co., Ltd.                                 244,250
                                                           27,000    Sapporo Holdings Ltd. (d)                               126,720
                                                           13,000    Takara Holdings, Inc.                                    91,277
                                                                                                                       -------------
                                                                                                                             579,122
               ---------------------------------------------------------------------------------------------------------------------
               Building Products - 0.3%                    28,000    Asahi Glass Co., Ltd.                                   295,811
                                                            2,000    Central Glass Co., Ltd.                                  12,734
                                                           12,000    Daikin Industries Ltd.                                  302,917
                                                           11,000    JS Group Corp.                                          202,393
                                                           24,000    Nippon Sheet Glass Co., Ltd.                            101,870
                                                            9,000    Toto Ltd.                                                77,412
                                                                                                                       -------------
                                                                                                                             993,137
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 0.4%                      43,000    Daiwa Securities Group, Inc.                            283,826
                                                            1,100    Jafco Co., Ltd. (a)                                      69,213
                                                           56,000    Nikko Cordial Corp.                                     280,628
                                                           76,000    Nomura Holdings, Inc.                                 1,065,819
                                                                                                                       -------------
                                                                                                                           1,699,486
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.9%                            53,000    Asahi Kasei Corp.                                       261,631
                                                            3,000    Daicel Chemical Industries Ltd.                          16,548
                                                           30,000    Dainippon Ink and Chemicals, Inc.                        82,180
                                                            3,000    Denki Kagaku Kogyo Kabushiki Kaisha                      10,883
                                                            2,500    Hitachi Chemical Co., Ltd.                               44,783
                                                           11,000    Ishihara Sangyo Kaisha Ltd.                              25,505
                                                            4,000    JSR Corp.                                                79,095
                                                           13,000    Kaneka Corp.                                            143,904
                                                           25,000    Kuraray Co., Ltd.                                       223,682
                                                           42,000    Mitsubishi Chemical Corp.                               134,293
                                                           18,000    Mitsubishi Gas Chemical Co., Inc.                        84,648
                                                           49,000    Mitsubishi Rayon Co., Ltd.                              181,414
                                                           13,000    Mitsui Chemicals, Inc.                                   72,803
                                                           12,000    Nissan Chemical Industries Ltd.                         103,777
                                                            7,910    Nitto Denko Corp.                                       415,615
                                                           14,900    Shin-Etsu Chemical Co., Ltd.                            565,576
                                                           18,000    Showa Denko KK                                           47,289
                                                           14,000    Sumitomo Bakelite Co., Ltd.                              87,565
                                                           54,000    Sumitomo Chemical Co., Ltd.                             267,577
                                                           52,000    Teijin Ltd.                                             222,663
                                                           49,000    Toray Industries, Inc.                                  220,353
                                                           38,000    Tosoh Corp.                                             188,295
                                                           57,000    Ube Industries Ltd.                                     117,773
                                                                                                                       -------------
                                                                                                                           3,597,852
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 2.0%                     12,000    The 77 Bank Ltd.                                  $      87,173
                                                           31,000    The Bank of Fukuoka Ltd.                                195,054
                                                           41,000    The Bank of Yokohama Ltd. (a)                           250,692
                                                           31,000    The Chiba Bank Ltd.                                     201,141
                                                           13,000    The Gunma Bank Ltd.                                      75,234
                                                           46,000    Hokuhoku Financial Group, Inc.                          139,772
                                                           23,000    The Joyo Bank Ltd.                                      124,074
                                                              179    Mitsubishi Tokyo Financial Group, Inc.                1,556,376
                                                           23,000    Mitsui Trust Holdings, Inc.                             229,226
                                                              308    Mizuho Financial Group, Inc.                          1,459,948
                                                          154,000    Resona Holdings, Inc. (a)                               309,555
                                                           69,000    Shinsei Bank Ltd.                                       393,512
                                                           26,000    The Shizuoka Bank Ltd.                                  263,257
                                                              169    Sumitomo Mitsui Financial Group, Inc.                 1,147,102
                                                           48,000    The Sumitomo Trust & Banking Co., Ltd.                  313,687
                                                            4,000    Suruga Bank Ltd.                                         35,639
                                                              160    UFJ Holdings, Inc.                                      843,680
                                                                                                                       -------------
                                                                                                                           7,625,122
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services &                        2,000    Benesse Corp.                                            68,063
               Supplies - 0.3%                             26,000    Dai Nippon Printing Co., Ltd.                           425,150
                                                            5,000    Kokuyo Co., Ltd.                                         63,902
                                                              500    Meitec Corp.                                             17,483
                                                           12,000    Secom Co., Ltd.                                         500,374
                                                           15,000    Toppan Printing Co., Ltd.                               164,641
                                                                                                                       -------------
                                                                                                                           1,239,613
               ---------------------------------------------------------------------------------------------------------------------
               Computers & Peripherals -                   84,000    Fujitsu Ltd.                                            505,759
               0.4%                                        72,000    NEC Corp.                                               436,200
                                                            4,300    Seiko Epson Corp.                                       160,004
                                                          151,000    Toshiba Corp.                                           632,461
                                                                                                                       -------------
                                                                                                                           1,734,424
               ---------------------------------------------------------------------------------------------------------------------
               Construction &                               9,457    COMSYS Holdings Corp.                                    79,486
               Engineering - 0.2%                           3,000    JGC Corp.                                                32,816
                                                           46,000    Kajima Corp.                                            190,520
                                                            9,000    Kinden Corp.                                             70,596
                                                           14,000    Nishimatsu Construction Co., Ltd.                        53,141
                                                           25,000    Obayashi Corp.                                          154,497
                                                           16,000    Shimizu Corp.                                            82,124
                                                           54,000    Taisei Corp.                                            202,954
                                                            3,000    Toda Corp.                                               14,809
                                                                                                                       -------------
                                                                                                                             880,943
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.1%               34,000    Sumitomo Osaka Cement Co., Ltd.                          89,323
                                                           47,000    Taiheiyo Cement Corp.                                   132,264
                                                                                                                       -------------
                                                                                                                             221,587
               ---------------------------------------------------------------------------------------------------------------------
               Consumer Finance - 0.5%                      3,100    Acom Co., Ltd.                                          210,125
                                                              500    Aeon Credit Service Co., Ltd.                            33,844
                                                            1,850    Aiful Corp.                                             148,401
                                                              925    Aiful Corp. (a)                                          72,644
                                                            8,200    Credit Saison Co., Ltd.                                 295,924
                                                            4,100    ORIX Corp.                                              524,000
                                                            3,550    Promise Co., Ltd.                                       243,283
                                                            5,620    Takefuji Corp.                                          379,361
                                                                                                                       -------------
                                                                                                                           1,907,582
               ---------------------------------------------------------------------------------------------------------------------
               Containers & Packaging - 0.0%                5,000    Toyo Seikan Kaisha Ltd.                                  93,072
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                  239    Nippon Telegraph & Telephone Corp.                    1,047,971
               Services - 0.3%
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.9%                   25,100    Chubu Electric Power Co., Inc.                    $     604,268
                                                            7,800    Electric Power Development Co.                          240,651
                                                            6,000    Hokkaido Electric Power Co., Inc.                       122,289
                                                           28,200    The Kansai Electric Power Co., Inc.                     566,847
                                                           16,400    Kyushu Electric Power Co., Inc.                         349,589
                                                           17,600    Tohoku Electric Power Co., Inc.                         326,956
                                                           52,100    The Tokyo Electric Power Co., Inc.                    1,266,455
                                                                                                                       -------------
                                                                                                                           3,477,055
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.3%                 21,000    Fujikura Ltd.                                            92,277
                                                           30,000    Furukawa Electric Co., Ltd.                             137,715
                                                           13,873    Matsushita Electric Works Ltd.                          119,716
                                                           68,000    Mitsubishi Electric Corp.                               352,842
                                                           29,000    Sumitomo Electric Industries Ltd.                       309,359
                                                            3,000    Ushio, Inc.                                              57,498
                                                                                                                       -------------
                                                                                                                           1,069,407
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                      12,000    Alps Electric Co., Ltd.                                 191,511
               Instruments - 1.1%                           4,000    Citizen Watch Co., Ltd.                                  38,482
                                                           15,000    Dainippon Screen Manufacturing Co., Ltd.                101,673
                                                            1,500    Hirose Electric Co., Ltd.                               153,562
                                                          129,000    Hitachi Ltd.                                            803,235
                                                            4,200    Hoya Corp.                                              463,351
                                                              900    Keyence Corp.                                           209,013
                                                            7,500    Kyocera Corp.                                           536,415
                                                            1,200    Mabuchi Motor Co., Ltd.                                  72,251
                                                            8,400    Murata Manufacturing Co., Ltd.                          451,571
                                                            1,900    Nidec Corp.                                             237,145
                                                           33,000    Oki Electric Industry Co., Ltd.                         139,454
                                                           10,000    Omron Corp.                                             218,773
                                                            6,200    TDK Corp.                                               425,467
                                                            3,000    Yokogawa Electric Corp.                                  40,726
                                                                                                                       -------------
                                                                                                                           4,082,629
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                              23,000    Aeon Co., Ltd.                                          389,426
               Retailing - 0.5%                             3,900    FamilyMart Co., Ltd.                                    115,221
                                                           15,000    Ito-Yokado Co., Ltd.                                    600,224
                                                            2,400    Lawson, Inc.                                             88,407
                                                            3,200    Matsumotokiyoshi Co., Ltd. (d)                           95,138
                                                           14,000    Seven-Eleven Japan Co., Ltd.                            410,995
                                                            4,000    UNY Co., Ltd.                                            48,168
                                                                                                                       -------------
                                                                                                                           1,747,579
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.2%                        32,000    Ajinomoto Co., Inc.                                     391,324
                                                            3,000    Kikkoman Corp.                                           30,151
                                                            1,000    Nichirei Corp.                                            3,805
                                                            2,000    Nippon Meat Packers, Inc.                                25,411
                                                           11,000    Nisshin Seifun Group, Inc.                              117,240
                                                            5,300    Nissin Food Products Co., Ltd.                          138,991
                                                           18,000    Snow Brand Milk Products Co., Ltd. (a)                   59,574
                                                            3,000    Yakult Honsha Co., Ltd.                                  57,919
                                                            7,000    Yamazaki Baking Co., Ltd.                                66,230
                                                                                                                       -------------
                                                                                                                             890,645
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.2%                        86,000    Osaka Gas Co., Ltd.                                     265,333
                                                           93,000    Tokyo Gas Co., Ltd.                                     375,617
                                                                                                                       -------------
                                                                                                                             640,950
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                      6,000    Olympus Corp.                                           140,239
               Supplies - 0.1%                              5,600    Terumo Corp.                                            169,110
                                                                                                                       -------------
                                                                                                                             309,349
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.0%        200    Nichii Gakkan Co.                                         6,040
                                                            1,000    Suzuken Co., Ltd.                                        24,682
                                                                                                                       -------------
                                                                                                                              30,722
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%         1,900    Oriental Land Co., Ltd.                           $     124,346
                                                            2,000    Skylark Co., Ltd.                                        33,826
                                                                                                                       -------------
                                                                                                                             158,172
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 1.1%                    2,000    Casio Computer Co., Ltd.                                 26,458
                                                            2,000    Daito Trust Construction Co., Ltd.                       84,144
                                                           13,000    Daiwa House Industry Co., Ltd.                          149,738
                                                            1,000    Makita Corp.                                             18,306
                                                           88,000    Matsushita Electric Industrial Co., Ltd.              1,299,925
                                                            7,800    Pioneer Corp.                                           140,671
                                                           41,000    Sanyo Electric Co., Ltd.                                128,029
                                                           20,000    Sekisui Chemical Co., Ltd.                              145,662
                                                           12,000    Sekisui House Ltd.                                      128,459
                                                           43,000    Sharp Corp.                                             652,076
                                                           38,400    Sony Corp.                                            1,532,984
                                                                                                                       -------------
                                                                                                                           4,306,452
               ---------------------------------------------------------------------------------------------------------------------
               Household Products - 0.2%                   24,000    Kao Corp.                                               553,104
                                                            2,400    Uni-Charm Corp.                                         107,928
                                                                                                                       -------------
                                                                                                                             661,032
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.2%                           3,100    CSK Corp.                                               129,263
                                                              400    Itochu Techno-Science Corp.                              12,977
                                                               47    NET One Systems Co., Ltd.                               120,840
                                                               57    NTT Data Corp.                                          197,176
                                                            1,500    Nomura Research Institute Ltd.                          140,239
                                                              100    Obic Co., Ltd.                                           19,559
                                                              400    TIS, Inc.                                                15,669
                                                                                                                       -------------
                                                                                                                             635,723
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.6%                                61    Millea Holdings, Inc.                                   889,678
                                                           63,000    Mitsui Sumitomo Insurance Co., Ltd.                     578,992
                                                           29,000    Sompo Japan Insurance, Inc.                             303,394
                                                            7,250    T&D Holdings, Inc.                                      369,414
                                                                                                                       -------------
                                                                                                                           2,141,478
               ---------------------------------------------------------------------------------------------------------------------
               Internet & Catalog Retail - 0.0%               130    Rakuten, Inc.                                           113,641
               ---------------------------------------------------------------------------------------------------------------------
               Internet Software &                         10,200    Softbank Corp. (a)                                      421,503
               Services - 0.2%                                 62    Yahoo! Japan Corp.                                      146,073
                                                               62    Yahoo! Japan Corp. (a)                                  145,494
                                                                                                                       -------------
                                                                                                                             713,070
               ---------------------------------------------------------------------------------------------------------------------
               Leisure Equipment &                          2,100    Bandai Co., Ltd.                                         42,703
               Products - 0.3%                             22,000    Fuji Photo Film Co., Ltd.                               806,283
                                                            6,000    Nikon Corp.                                              69,166
                                                            1,400    Sankyo Co., Ltd. (Gunma)                                 67,932
                                                            2,732    Sega Sammy Holdings, Inc.                               166,536
                                                            3,500    Shimano, Inc.                                           117,801
                                                            6,600    Yamaha Corp.                                             95,458
                                                                                                                       -------------
                                                                                                                           1,365,879
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.7%                            20,000    Amada Co., Ltd.                                         123,411
                                                           22,000    Ebara Corp. (d)                                          97,700
                                                            7,300    Fanuc Ltd.                                              457,956
                                                            5,000    Hino Motors Ltd.                                         31,507
                                                           92,000    Ishikawajima-Harima Heavy Industries Co., Ltd.          148,803
                                                           26,000    Kawasaki Heavy Industries Ltd.                           44,970
                                                           39,000    Komatsu Ltd.                                            293,886
                                                            8,000    Koyo Seiko Co., Ltd. (d)                                108,527
                                                           47,000    Kubota Corp.                                            251,346
                                                            3,000    Kurita Water Industries Ltd.                             47,289
                                                           25,000    Minebea Co., Ltd.                                       107,517

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           88,000    Mitsubishi Heavy Industries Ltd.                  $     234,480
                                                           50,000    Mitsui Engineering & Shipbuilding Co., Ltd.              94,895
                                                            3,000    NGK Insulators Ltd.                                      29,871
                                                           14,000    NSK Ltd.                                                 72,251
                                                           15,000    NTN Corp.                                                83,442
                                                            1,400    SMC Corp.                                               158,770
                                                           32,000    Sumitomo Heavy Industries Ltd.                          126,253
                                                            3,700    THK Co., Ltd.                                            74,892
                                                            9,000    Takuma Co., Ltd.                                         75,056
                                                                                                                       -------------
                                                                                                                           2,662,822
               ---------------------------------------------------------------------------------------------------------------------
               Marine - 0.2%                               29,000    Kawasaki Kisen Kaisha Ltd.                              200,636
                                                           50,000    Mitsui OSK Lines Ltd.                                   322,083
                                                           49,000    Nippon Yusen Kabushiki Kaisha                           295,942
                                                                                                                       -------------
                                                                                                                             818,661
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.1%                                   600    Asatsu-DK, Inc.                                          19,241
                                                               33    Dentsu, Inc.                                             90,398
                                                                1    Fuji Television Network, Inc.                             2,365
                                                            5,000    Toho Co., Ltd.                                           81,900
                                                            4,000    Tokyo Broadcasting System, Inc.                          78,160
                                                                                                                       -------------
                                                                                                                             272,064
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.6%                       7,000    Dowa Mining Co., Ltd.                                    47,317
                                                           24,100    JFE Holdings, Inc.                                      673,700
                                                           54,000    Kobe Steel Ltd.                                          95,419
                                                           10,000    Mitsubishi Materials Corp.                               23,934
                                                           22,000    Mitsui Mining & Smelting Co., Ltd.                       97,700
                                                          277,000    Nippon Steel Corp.                                      701,823
                                                           40,000    Nisshin Steel Co., Ltd.                                 105,086
                                                          152,000    Sumitomo Metal Industries Ltd.                          274,271
                                                           32,000    Sumitomo Metal Mining Co., Ltd.                         241,436
                                                                                                                       -------------
                                                                                                                           2,260,686
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 0.1%                      9,000    Daimaru, Inc.                                            80,357
                                                            6,000    Hankyu Department Stores                                 46,896
                                                            1,000    Isetan Co., Ltd.                                         13,061
                                                            7,000    Marui Co., Ltd.                                          94,306
                                                           16,000    Mitsukoshi Ltd.                                          83,770
                                                            1,800    Ryohin Keikaku Co., Ltd.                                 89,192
                                                            4,000    Takashimaya Co., Ltd.                                    41,062
                                                                                                                       -------------
                                                                                                                             448,644
               ---------------------------------------------------------------------------------------------------------------------
               Office Electronics - 0.7%                   34,000    Canon, Inc.                                           1,827,786
                                                           26,000    Konica Minolta Holdings, Inc.                           263,500
                                                           30,000    Ricoh Co., Ltd.                                         516,081
                                                                                                                       -------------
                                                                                                                           2,607,367
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.2%                            21,000    Nippon Mining Holdings, Inc.                            115,641
                                                           66,000    Nippon Oil Corp.                                        469,577
                                                            6,000    Showa Shell Sekiyu KK                                    58,340
                                                           17,000    Teikoku Oil Co., Ltd.                                   124,289
                                                           10,000    TonenGeneral Sekiyu KK                                  102,749
                                                                                                                       -------------
                                                                                                                             870,596
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest Products -                       39    Nippon Paper Group, Inc.                                180,488
               0.1%                                        31,000    OJI Paper Co., Ltd.                                     174,476
                                                                                                                       -------------
                                                                                                                             354,964
               ---------------------------------------------------------------------------------------------------------------------
               Personal Products -                          1,700    Aderans Co., Ltd.                                        36,158
               0.0%                                        10,000    Shiseido Co., Ltd. (d)                                  132,292
                                                                                                                       -------------
                                                                                                                             168,450
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 1.1%                      17,300    Chugai Pharmaceutical Co., Ltd.                   $     266,390
                                                           14,100    Daiichi Pharmaceutical Co., Ltd.                        330,881
                                                           10,000    Eisai Co., Ltd.                                         340,314
                                                           16,000    Fujisawa Pharmaceutical Co., Ltd.                       385,535
                                                           11,000    Kaken Pharmaceutical Co., Ltd.                           76,103
                                                           11,000    Kyowa Hakko Kogyo Co., Ltd.                              84,433
                                                           11,300    Sankyo Co., Ltd.                                        238,762
                                                           18,000    Shionogi & Co., Ltd.                                    248,729
                                                            7,000    Taisho Pharmaceutical Co., Ltd.                         149,215
                                                           38,000    Takeda Pharmaceutical Co., Ltd.                       1,815,445
                                                           13,300    Yamanouchi Pharmaceutical Co., Ltd.                     451,374
                                                                                                                       -------------
                                                                                                                           4,387,181
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.4%                              14    Japan Real Estate Investment Corp. (d)                  114,529
                                                               13    Japan Retail Fund Investment Corp.                      103,553
                                                            2,300    Leopalace21 Corp.                                        38,018
                                                           45,000    Mitsubishi Estate Co., Ltd.                             524,215
                                                           37,000    Mitsui Fudosan Co., Ltd.                                435,518
                                                               16    Nippon Building Fund, Inc.                              137,023
                                                           20,000    Sumitomo Realty & Development Co., Ltd.                 241,960
                                                           26,000    Tokyu Land Corp.                                        109,630
                                                                                                                       -------------
                                                                                                                           1,704,446
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.7%                              41    Central Japan Railway Co.                               351,889
                                                              163    East Japan Railway Co.                                  877,786
                                                           15,000    Keihin Electric Express Railway Co., Ltd.                92,979
                                                           19,000    Keio Electric Railway Co., Ltd.                         112,977
                                                           72,000    Kintetsu Corp. (d)                                      245,026
                                                           37,000    Nippon Express Co., Ltd.                                195,101
                                                           25,000    Odakyu Electric Railway Co., Ltd.                       153,095
                                                           42,000    Tobu Railway Co., Ltd.                                  170,026
                                                           41,000    Tokyu Corp.                                             214,276
                                                               87    West Japan Railway Co.                                  355,451
                                                                                                                       -------------
                                                                                                                           2,768,606
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor               3,500    Advantest Corp.                                         268,979
               Equipment - 0.3%                             1,200    NEC Electronics Corp.                                    56,096
                                                            4,000    Rohm Co., Ltd.                                          387,061
                                                            8,000    Sanken Electric Co., Ltd.                               105,011
                                                            7,800    Tokyo Electron Ltd.                                     445,568
                                                                                                                       -------------
                                                                                                                           1,262,715
               ---------------------------------------------------------------------------------------------------------------------
               Software - 0.3%                              5,700    Capcom Co., Ltd.                                         55,796
                                                            3,600    Konami Corp.                                             80,105
                                                            9,000    Namco Ltd.                                              117,212
                                                            4,500    Nintendo Co., Ltd.                                      492,240
                                                              900    Oracle Corp. Japan                                       41,735
                                                            5,500    Trend Micro, Inc.                                       237,051
                                                                                                                       -------------
                                                                                                                           1,024,139
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.1%                      2,800    Aoyama Trading Co., Ltd.                                 75,785
                                                            1,300    Autobacs Seven Co., Ltd.                                 42,053
                                                            2,400    Fast Retailing Co., Ltd.                                145,624
                                                              600    Shimachu Co., Ltd.                                       15,707
                                                              600    Shimamura Co., Ltd.                                      46,055
                                                              700    USS Co., Ltd.                                            54,319
                                                            4,200    Yamada Denki Co., Ltd. (d)                              220,681
                                                                                                                       -------------
                                                                                                                             600,224
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods - 0.1%      1,000    Nisshinbo Industries, Inc.                                8,162
                                                            8,000    Onward Kashiyama Co., Ltd.                              118,399
                                                            2,000    Toyobo Co., Ltd.                                          4,880
                                                            5,000    Wacoal Corp.                                             66,520
                                                            1,600    World Co., Ltd.                                          58,040
                                                                                                                       -------------
                                                                                                                             256,001
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Tobacco - 0.1%                                  45    Japan Tobacco, Inc.                               $     500,654
               ---------------------------------------------------------------------------------------------------------------------
               Trading Companies &                         53,000    Itochu Corp.                                            267,577
               Distributors - 0.5%                         80,000    Marubeni Corp.                                          257,292
                                                           40,000    Mitsubishi Corp.                                        519,447
                                                           47,000    Mitsui & Co., Ltd.                                      434,583
                                                           23,100    Sojitz Holdings Corp. (a)                               114,031
                                                           38,000    Sumitomo Corp.                                          326,496
                                                                                                                       -------------
                                                                                                                           1,919,426
               ---------------------------------------------------------------------------------------------------------------------
               Transportation                               2,000    Kamigumi Co., Ltd.                                       16,754
               Infrastructure - 0.0%                        8,000    Mitsubishi Logistics Corp.                               90,726
                                                                                                                       -------------
                                                                                                                             107,480
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication                     810    NTT DoCoMo, Inc.                                      1,363,126
               Services - 0.4%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                         79,672,239
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -  Air Freight & Logistics -                   17,341    TNT NV                                                  494,691
4.8%           0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Beverages - 0.1%                            10,499    Heineken NV                                             364,731
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.2%                            11,211    Akzo Nobel NV                                           513,167
                                                            3,975    DSM NV                                                  280,777
                                                                                                                       -------------
                                                                                                                             793,944
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.4%                     66,225    ABN AMRO Holding NV                                   1,647,362
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services &                        1,086    Randstad Holdings NV (a)                                 48,468
               Supplies - 0.0%                              7,896    Vedior NV                                               140,795
                                                                                                                       -------------
                                                                                                                             189,263
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.7%        6,281    Euronext NV                                             224,077
                                                           78,678    ING Groep NV CVA                                      2,382,509
                                                                                                                       -------------
                                                                                                                           2,606,586
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication              103,699    Royal KPN NV                                            929,927
               Services - 0.2%
               ---------------------------------------------------------------------------------------------------------------------
               Energy Equipment & Services - 0.0%             228    IHC Caland NV                                            14,520
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples Retailing - 0.2%             67,517    Koninklijke Ahold NV (a)                                566,854
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.5%                         6,433    Royal Numico NV (a)                                     263,861
                                                           24,092    Unilever NV                                           1,643,832
                                                                                                                       -------------
                                                                                                                           1,907,693
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.4%                   59,025    Koninklijke Philips Electronics NV                    1,630,122
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.0%                          14,185    Getronics NV                                             33,000
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.2%                            60,535    Aegon NV                                                818,997
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.3%                                34,981    Reed Elsevier NV                                        528,734
                                                           10,501    VNU NV                                                  307,071
                                                            8,647    Wolters Kluwer NV                                       158,344
                                                                                                                       -------------
                                                                                                                             994,149
               ---------------------------------------------------------------------------------------------------------------------
               Office Electronics - 0.0%                      194    OCE NV                                                    3,109
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 1.3%                            86,346    Royal Dutch Petroleum Co.                             5,175,553
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.1%                           1,655    Corio NV                                                 92,769
                                                            1,648    Rodamco Europe NV                                       123,583
                                                              332    Wereldhave NV                                            34,087
                                                                                                                       -------------
                                                                                                                             250,439
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              22,427    ASML Holding NV (a)                                     379,788
               Equipment - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Trading Companies & Distributors - 0.0%     30,280    Hagemeyer NV (a)                                         77,132
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               18,877,860
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -  Construction Materials - 0.0%               20,926    Fletcher Building Ltd.                            $      99,064
0.2%
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               68,034    Telecom Corp. of New Zealand Ltd. (d)                   293,940
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.1%                   22,289    Contact Energy Ltd.                                     103,291
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                     45,575    Fisher & Paykel Healthcare Corp.                         97,153
               Supplies - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.0%                   30,232    Fisher & Paykel Appliances Holdings Ltd.                 64,015
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.0%                             9,996    Tower Ltd. (a)                                           12,614
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 0.0%                     16,257    Warehouse Group Ltd.                                     46,014
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest                               5,644    Carter Holt Harvey Ltd.                                   7,927
               Products - 0.0%                                574    Tenon Ltd.                                                1,715
                                                                                                                       -------------
                                                                                                                               9,642
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%        16,200    Auckland International Airport Ltd.                      93,553
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in New Zealand                      819,286
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%  Airlines - 0.0%                              2,392    SAS AB (a)                                               23,960
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.1%                             8,336    Yara International ASA                                  127,065
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.1%                     19,915    DNB NOR ASA                                             204,215
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies - 0.0%        2,598    Tomra Systems ASA                                        11,644
               ---------------------------------------------------------------------------------------------------------------------
               Communications Equipment - 0.0%              9,463    Tandberg ASA                                             99,285
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                  913    Telenor ASA                                               8,242
               Services - 0.1%                              8,900    Telenor ASA (b)                                         244,750
                                                                                                                       -------------
                                                                                                                             252,992
               ---------------------------------------------------------------------------------------------------------------------
               Energy Equipment &                           3,691    Smedvig ASA Class A (d)                                  69,560
               Services - 0.0%                              7,800    Stolt Offshore SA (a)                                    60,405
                                                                                                                       -------------
                                                                                                                             129,965
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.1%                         8,570    Orkla ASA                                               314,874
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.0%                             8,611    Storebrand ASA                                           78,413
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                 3,568    Schibsted ASA                                            94,082
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.3%                             3,444    Frontline Ltd.                                          165,262
                                                            7,859    Norsk Hydro ASA                                         650,934
                                                              542    Ship Finance International Ltd.                          10,647
                                                           25,330    Statoil ASA                                             433,238
                                                                                                                       -------------
                                                                                                                           1,260,081
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest Products - 0.0%               3,089    Norske Skogindustrier ASA                                61,884
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                         2,658,460
------------------------------------------------------------------------------------------------------------------------------------
Portugal -     Commercial Banks - 0.1%                     25,668    Banco BPI SA                                            105,082
0.3%                                                       88,715    Banco Comercial Portugues SA
                                                                     Registered Shares                                       242,126
                                                            6,793    Banco Espirito Santo SA Registered Shares               118,302
                                                                                                                       -------------
                                                                                                                             465,510
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.0%               15,305    Cimpor Cimentos de Portugal SA (a)                       86,128
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication               32,349    Portugal Telecom SGPS SA Registered Shares              380,062
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.1%                   57,220    Energias de Portugal SA (d)                             159,886
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                               4,098    Jeronimo Martins                                         62,580
               Retailing - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.0%             38,364    Sonae SGPS SA                                            57,837
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                 2,349    PT Multimedia Servicos de Telecomunicacoes e
                                                                     Multimedia SGPS SA                                $      58,768
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%         7,477    Brisa-Auto Estradas de Portugal SA Private Shares        63,261
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Portugal                       1,334,032
------------------------------------------------------------------------------------------------------------------------------------
Singapore -    Aerospace & Defense - 0.0%                  56,213    Singapore Technologies Engineering Ltd.                  87,252
0.8%           ---------------------------------------------------------------------------------------------------------------------
               Air Freight & Logistics - 0.0%             138,954    Singapore Post Ltd.                                      72,034
               ---------------------------------------------------------------------------------------------------------------------
               Airlines - 0.1%                             17,582    Singapore Airlines Ltd.                                 126,857
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.3%                     58,109    DBS Group Holdings Ltd.                                 524,965
                                                           36,598    Oversea-Chinese Banking Corp.                           306,222
                                                           54,572    United Overseas Bank Ltd.                               476,467
                                                                                                                       -------------
                                                                                                                           1,307,654
               ---------------------------------------------------------------------------------------------------------------------
               Computers & Peripherals - 0.0%               5,907    Creative Technology Ltd.                                 56,946
               ---------------------------------------------------------------------------------------------------------------------
               Distributors - 0.0%                          3,331    Jardine Cycle & Carriage Ltd.                            23,630
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.1%       82,000    Singapore Exchange Ltd.                                 104,408
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication              266,803    Singapore Telecommunications Ltd.                       412,507
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                       5,000    Venture Corp. Ltd.                                       40,320
               Instruments - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.0%     83,000    Parkway Holdings Ltd.                                    82,029
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%         2,631    Overseas Union Enterprise Ltd.                           13,001
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.1%              3,836    Fraser and Neave Ltd.                                    35,353
                                                            1,766    Haw Par Corp. Ltd.                                        5,621
                                                           25,914    Keppel Corp. Ltd.                                       171,262
                                                           24,154    SembCorp Industries Ltd.                                 28,411
                                                                                                                       -------------
                                                                                                                             240,647
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.0%                           107,427    SembCorp Marine Ltd.                                    125,710
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                36,116    Singapore Press Holdings Ltd.                            99,854
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.1%                         126,833    CapitaLand Ltd. (d)                                     180,718
                                                           29,535    City Developments Ltd.                                  115,504
                                                                                                                       -------------
                                                                                                                             296,222
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.0%                         104,816    ComfortDelgro Corp. Ltd.                                106,132
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              89,002    Chartered Semiconductor Manufacturing Ltd. (a)           53,424
               Equipment - 0.0%                             1,120    Chartered Semiconductor Manufacturing
                                                                     Ltd. (a)(b)(d)                                            6,877
                                                                                                                       -------------
                                                                                                                              60,301
               ---------------------------------------------------------------------------------------------------------------------
               Transportation Infrastructure - 0.0%        43,000    SembCorp Logistics Ltd.                                  42,497
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                      3,298,001
------------------------------------------------------------------------------------------------------------------------------------
South          Beverages - 0.1%                            35,782    SABMiller Plc                                           560,182
Africa - 0.1%  ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Africa                     560,182
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%   Airlines - 0.0%                             31,929    Iberia Lineas Aereas de Espana                          107,061
               ---------------------------------------------------------------------------------------------------------------------
               Biotechnology - 0.0%                         6,228    Zeltia SA (d)                                            52,288
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 1.5%                    131,467    Banco Bilbao Vizcaya Argentaria SA                    2,146,009
                                                            7,614    Banco Popular Espanol SA                                493,786
                                                          246,308    Banco Santander Central Hispano SA                    3,005,864
                                                                                                                       -------------
                                                                                                                           5,645,659
               ---------------------------------------------------------------------------------------------------------------------
               Construction &                              13,307    ACS Actividades de Construccion y Servicios, SA         330,323
               Engineering - 0.2%                             446    Acciona SA                                               40,343
                                                            2,428    Fomento de Construcciones y Contratas SA                124,423
                                                            3,360    Grupo Ferrovial SA                                      190,786
                                                            5,086    Sacyr Vallehermoso SA (d)                                91,416
                                                                                                                       -------------
                                                                                                                             777,291
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication              182,280    Telefonica SA                                     $   3,183,930
               Services - 0.8%                              1,081    Telefonica SA (b)                                        56,180
                                                                                                                       -------------
                                                                                                                           3,240,110
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.6%                   43,823    Endesa SA                                               988,159
                                                           35,281    Iberdrola SA                                            925,310
                                                            8,894    Union Fenosa SA                                         264,818
                                                                                                                       -------------
                                                                                                                           2,178,287
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.0%                    738    Gamesa Corp. Tecnologica SA                               9,831
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.1%                         7,543    Gas Natural SDG SA                                      217,436
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%         7,812    NH Hoteles SA                                           100,716
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.1%                          13,126    Amadeus Global Travel Distribution SA A                 124,191
                                                            8,650    Indra Sistemas SA                                       155,588
                                                                                                                       -------------
                                                                                                                             279,779
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.0%                             8,309    Corp Mapfre SA                                          128,289
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                 1,688    Antena 3 de Television SA                               138,100
                                                              628    Sogecable SA (a)                                         25,212
                                                                                                                       -------------
                                                                                                                             163,312
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.1%                      10,980    Acerinox SA (d)                                         180,517
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 0.3%                            38,713    Repsol YPF SA                                         1,027,396
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.0%                           1,764    Metrovacesa SA (a)                                       94,569
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.1%                      7,341    Inditex SA (d)                                          220,104
               ---------------------------------------------------------------------------------------------------------------------
               Tobacco - 0.1%                              11,957    Altadis SA                                              490,283
               ---------------------------------------------------------------------------------------------------------------------
               Transportation                               5,353    Abertis Infraestructuras SA                             121,261
               Infrastructure - 0.0%                        6,800    Cintra Concesiones de Infraestructuras de Transpor        te SA
                                                                                                                              73,352
                                                                                                                       -------------
                                                                                                                             194,613
               ---------------------------------------------------------------------------------------------------------------------
               Water Utilities - 0.0%                       3,530    Sociedad General de Aguas de Barcelona
                                                                     SA Class A                                               76,570
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                         15,184,111
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%  Airlines - 0.0%                              1,680    SAS AB (a)                                               16,999
               ---------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.0%                       6,944    Trelleborg AB Class B                                   120,775
               ---------------------------------------------------------------------------------------------------------------------
               Building Products - 0.1%                    18,498    Assa Abloy AB B                                         262,636
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.4%                     80,944    Nordea Bank AB                                          821,714
                                                           24,798    Skandinaviska Enskilda Banken AB Class A                471,793
                                                           19,957    Svenska Handelsbanken Class A                           473,197
                                                                                                                       -------------
                                                                                                                           1,766,704
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies - 0.1%       14,465    Securitas AB                                            232,074
               ---------------------------------------------------------------------------------------------------------------------
               Communications                             618,398    Telefonaktiebolaget LM Ericsson                       1,747,234
               Equipment - 0.5%                             1,407    Telefonaktiebolaget LM Ericsson (b)                      39,677
                                                                                                                       -------------
                                                                                                                           1,786,911
               ---------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.1%           17,922    Skanska AB Class B                                      217,562
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial                            1    Ainax AB                                                     42
               Services - 0.0%                              1,010    OMX AB                                                   11,974
                                                                                                                       -------------
                                                                                                                              12,016
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                6,322    Tele2 AB Class B (d)                                    209,590
               Services - 0.1%                             40,346    TeliaSonera AB                                          240,591
                                                                                                                       -------------
                                                                                                                             450,181
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment & Supplies - 0.0%      2,151    Getinge AB Class B                                       32,220
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Health Care Providers &                      4,167    Gambro AB Class A                                 $      57,093
               Services - 0.0%                              3,981    Gambro AB Class B                                        54,262
                                                                                                                       -------------
                                                                                                                             111,355
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.1%                   15,168    Electrolux AB Series B                                  354,262
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.0%                           4,275    WM-data AB Class B                                       10,622
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.1%                            55,968    Skandia Forsakrings AB                                  285,275
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.5%                             5,967    Alfa Laval AB                                            98,275
                                                            4,654    Atlas Copco AB Class A                                  223,674
                                                            2,672    Atlas Copco AB Class B                                  117,416
                                                            5,301    SKF AB Class B                                          248,748
                                                           10,360    Sandvik AB                                              432,451
                                                            3,295    Scania AB Class B                                       140,816
                                                            3,880    Volvo AB Class A                                        166,368
                                                           10,995    Volvo AB Class B                                        487,838
                                                                                                                       -------------
                                                                                                                           1,915,586
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                 5,496    Eniro AB                                                 65,157
                                                            2,810    Modern Times Group AB Class B (a)                        85,379
                                                                                                                       -------------
                                                                                                                             150,536
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest                                 277    Billerud AB                                               4,090
               Products - 0.1%                                945    Holmen AB Class B                                        29,853
                                                           10,718    Svenska Cellulosa AB Class B                            405,547
                                                                                                                       -------------
                                                                                                                             439,490
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.2%                     22,049    Hennes & Mauritz AB B Shares                            760,721
               ---------------------------------------------------------------------------------------------------------------------
               Tobacco - 0.0%                              17,627    Swedish Match AB                                        216,483
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                         9,142,408
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -  Biotechnology - 0.1%                           355    Serono SA                                               258,528
6.8%           ---------------------------------------------------------------------------------------------------------------------
               Building Products - 0.0%                        90    Geberit AG Registered Shares                             66,146
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 1.5%                      50,370    Credit Suisse Group                                   2,170,064
                                                           45,338    UBS AG Registered Shares                              3,841,881
                                                                                                                       -------------
                                                                                                                           6,011,945
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.3%                             3,446    Ciba Specialty Chemicals AG Registered Shares           223,777
                                                           10,389    Clariant AG                                             179,992
                                                              198    Givaudan                                                127,581
                                                            2,482    Lonza Group AG Registered Shares                        152,431
                                                            5,443    Syngenta AG                                             570,376
                                                                                                                       -------------
                                                                                                                           1,254,157
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services &                        4,763    Adecco SA Registered Shares                             262,546
               Supplies - 0.1%                                218    SGS SA                                                  157,661
                                                                                                                       -------------
                                                                                                                             420,207
               ---------------------------------------------------------------------------------------------------------------------
               Computers & Peripherals - 0.0%               2,235    Logitech International SA Registered Shares (a)         136,418
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.1%                7,704    Holcim Ltd.                                             475,400
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                1,364    Swisscom AG                                             501,816
               Services - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.1%                 72,722    ABB Ltd. (a)                                            453,330
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                       2,650    Kudelski SA                                              95,937
               Instruments - 0.0%
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 1.2%                        17,202    Nestle SA Registered Shares                           4,723,009
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                        850    Nobel Biocare Holding AG                                179,535
               Supplies - 0.2%                              2,889    Phonak Holding AG Registered Shares                      99,863
                                                              207    Straumann Holding AG Registered Shares                   44,981
                                                            2,128    Synthes, Inc.                                           237,456
                                                                                                                       -------------
                                                                                                                             561,835
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure - 0.0%            35    Kuoni Reisen Holding AG Registered Shares (a)     $      15,534
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.6%                            15,311    Swiss Reinsurance Registered Shares                   1,100,249
                                                            6,096    Zurich Financial Services AG (a)                      1,073,538
                                                                                                                       -------------
                                                                                                                           2,173,787
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.0%                                40    Schindler Holding AG Participation Certificates          14,867
                                                              282    Sulzer AG                                               121,847
                                                                                                                       -------------
                                                                                                                             136,714
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 2.1%                     100,596    Novartis AG Registered Shares                         4,709,503
                                                           31,367    Roche Holding AG                                      3,373,814
                                                                                                                       -------------
                                                                                                                           8,083,317
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor               1,719    Micronas Semiconductor Holding AG
               Equipment - 0.1%                                      Registered Shares (a)                                    71,968
                                                              880    Unaxis Holding AG (a)                                   124,037
                                                                                                                       -------------
                                                                                                                             196,005
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel &                         20,262    Compagnie Financiere Richemont AG                       638,341
               Luxury Goods - 0.3%                          1,575    Swatch Group AG B                                       217,241
                                                            2,276    Swatch Group AG Registered Shares                        63,588
                                                                                                                       -------------
                                                                                                                             919,170
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                   26,483,255
------------------------------------------------------------------------------------------------------------------------------------
United         Aerospace & Defense - 0.3%                 140,882    BAE Systems Plc                                         690,820
Kingdom -                                                   3,528    Cobham Plc                                               93,132
24.3%                                                       5,374    Meggitt Plc                                              26,732
                                                           69,733    Rolls-Royce Group Plc                                   321,514
                                                        3,486,650    Rolls-Royce Group Plc B Shares                            6,753
                                                                                                                       -------------
                                                                                                                           1,138,951
               ---------------------------------------------------------------------------------------------------------------------
               Air Freight & Logistics -                   16,194    Exel  Plc                                               259,491
               0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Airlines - 0.0%                             29,636    British Airways Plc (a)                                 147,841
               ---------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.0%                      26,018    GKN Plc                                                 124,753
               ---------------------------------------------------------------------------------------------------------------------
               Automobiles - 0.0%                           1,025    TI Automotive Ltd. A  (a)                                     0
               ---------------------------------------------------------------------------------------------------------------------
               Beverages - 0.5%                           128,092    Diageo Plc                                            1,805,647
                                                           29,507    Scottish & Newcastle Plc                                256,760
                                                                                                                       -------------
                                                                                                                           2,062,407
               ---------------------------------------------------------------------------------------------------------------------
               Building Products - 0.1%                    19,884    BPB Plc                                                 186,550
                                                           53,235    Pilkington Plc                                          119,203
                                                                                                                       -------------
                                                                                                                             305,753
               ---------------------------------------------------------------------------------------------------------------------
               Capital Markets - 0.3%                      27,983    3i Group Plc                                            355,069
                                                           26,671    Amvescap Plc                                            168,202
                                                            2,797    Close Brothers Group Plc                                 40,961
                                                           12,596    ICAP Plc                                                 65,335
                                                           13,031    Man Group Plc                                           338,327
                                                            4,105    Schroders Plc                                            54,841
                                                                                                                       -------------
                                                                                                                           1,022,735
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.3%                            25,167    BOC Group Plc                                           484,593
                                                           55,975    Imperial Chemical Industries Plc                        282,937
                                                            8,117    Johnson Matthey Plc                                     151,692
                                                                                                                       -------------
                                                                                                                             919,222
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 5.0%                    272,955    Barclays Plc                                          2,790,360
                                                          166,745    HBOS Plc                                              2,599,434
                                                          475,176    HSBC Holdings Plc                                     7,515,397
                                                          227,472    Lloyds TSB Group Plc                                  2,054,602
                                                            2,530    Lloyds TSB Group Plc (b)(d)                              91,763
                                                          134,825    Royal Bank of Scotland Group Plc                      4,290,268
                                                                                                                       -------------
                                                                                                                          19,341,824

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Commercial Services &                       44,302    Brambles Industries Plc                           $     253,652
               Supplies - 0.3%                             27,643    Bunzl Plc                                               270,052
                                                           24,611    Capita Group Plc                                        174,859
                                                            3,209    DX Services Plc                                          23,406
                                                           26,991    Group 4 Securicor Plc                                    69,873
                                                           64,193    Hays Plc                                                161,329
                                                            1,493    Intertek Group Plc                                       21,822
                                                           67,222    Rentokil Initial Plc                                    205,778
                                                            2,405    Serco Group Plc                                          11,100
                                                                                                                       -------------
                                                                                                                           1,191,871
               ---------------------------------------------------------------------------------------------------------------------
               Communications Equipment - 0.0%              5,298    Marconi Corp. Plc (a)                                    53,960
               ---------------------------------------------------------------------------------------------------------------------
               Construction &                              12,050    Amec Plc                                                 72,636
               Engineering - 0.1%                          24,840    Balfour Beatty Plc                                      146,681
                                                                                                                       -------------
                                                                                                                             219,317
               ---------------------------------------------------------------------------------------------------------------------
               Construction Materials - 0.1%               39,289    Hanson Plc                                              371,575
               ---------------------------------------------------------------------------------------------------------------------
               Consumer Finance - 0.1%                      7,713    Cattles Plc                                              49,262
                                                           14,009    Provident Financial Plc                                 187,418
                                                                                                                       -------------
                                                                                                                             236,680
               ---------------------------------------------------------------------------------------------------------------------
               Containers & Packaging - 0.1%               20,343    Rexam Plc                                               182,495
               ---------------------------------------------------------------------------------------------------------------------
               Distributors - 0.0%                          1,845    Inchcape Plc                                             69,099
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services - 0.0%       16,913    London Stock Exchange Plc                               145,014
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication                  900    BT Group Plc                                             35,046
               Services - 0.4%                            353,190    BT Group Plc                                          1,371,488
                                                          117,864    Cable & Wireless Plc                                    287,862
                                                                                                                       -------------
                                                                                                                           1,694,396
               ---------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.3%                   36,320    Scottish & Southern Energy Plc                          604,979
                                                           77,881    Scottish Power Plc                                      601,903
                                                              993    Scottish Power Plc (b)                                   30,982
                                                                                                                       -------------
                                                                                                                           1,237,864
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment - 0.0%                 21,146    Kidde Plc                                                66,729
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment &                      18,858    Electrocomponents Plc                                    88,195
               Instruments - 0.0%                           4,902    Premier Farnell Plc                                      15,724
                                                                                                                       -------------
                                                                                                                             103,919
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples                              35,359    Boots Group Plc                                         416,590
               Retailing - 0.7%                            56,272    J Sainsbury Plc                                         307,566
                                                          329,601    Tesco Plc                                             1,971,216
                                                                                                                       -------------
                                                                                                                           2,695,372
               ---------------------------------------------------------------------------------------------------------------------
               Food Products - 0.6%                        84,858    Cadbury Schweppes Plc                                   850,648
                                                           24,308    Tate & Lyle Plc                                         244,132
                                                          114,603    Unilever Plc                                          1,132,582
                                                                                                                       -------------
                                                                                                                           2,227,362
               ---------------------------------------------------------------------------------------------------------------------
               Gas Utilities - 0.2%                       185,730    Centrica Plc                                            809,833
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment &                      3,902    SSL International Plc                                    22,322
               Supplies - 0.1%                             46,673    Smith & Nephew Plc                                      438,764
                                                                                                                       -------------
                                                                                                                             461,086
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.0%      6,950    Alliance Unichem Plc                                    101,582
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants &                        6,155    Carnival Plc                                      $     337,984
               Leisure - 0.6%                              99,210    Compass Group Plc                                       452,735
                                                           13,810    Enterprise Inns Plc                                     201,196
                                                           68,118    Hilton Group Plc                                        387,436
                                                           30,242    Intercontinental Hotels Group Plc                       352,874
                                                           30,006    Mitchells & Butlers Plc                                 195,330
                                                            6,594    Punch Taverns Plc                                        85,725
                                                           21,215    Rank Group Plc                                          109,741
                                                           11,009    Whitbread Plc                                           193,777
                                                           22,125    William Hill Plc                                        230,360
                                                                                                                       -------------
                                                                                                                           2,547,158
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables - 0.2%                    9,646    Barratt Developments  Plc                               120,208
                                                              788    Bellway Plc                                              13,103
                                                            2,907    Berkeley Group Holdings Plc                              44,521
                                                           10,998    Persimmon Plc                                           157,007
                                                           38,566    Taylor Woodrow Plc                                      222,996
                                                           20,870    Wimpey George Plc                                       173,519
                                                                                                                       -------------
                                                                                                                             731,354
               ---------------------------------------------------------------------------------------------------------------------
               Household Products - 0.2%                   25,996    Reckitt Benckiser Plc                                   826,237
               ---------------------------------------------------------------------------------------------------------------------
               IT Services - 0.0%                          30,199    LogicaCMG Plc                                           101,004
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 0.2%             26,012    Smiths Group Plc                                        418,534
                                                           34,739    Tomkins Plc                                             173,462
                                                                                                                       -------------
                                                                                                                             591,996
               ---------------------------------------------------------------------------------------------------------------------
               Insurance - 0.8%                            98,263    Aviva Plc                                             1,179,059
                                                           70,102    Friends Provident Plc                                   234,795
                                                          233,606    Legal & General Group Plc                               499,913
                                                          100,061    Prudential Plc                                          956,725
                                                          106,903    Royal & Sun Alliance Insurance Group                    158,574
                                                                                                                       -------------
                                                                                                                           3,029,066
               ---------------------------------------------------------------------------------------------------------------------
               Internet & Catalog Retail - 0.2%            43,084    GUS Plc                                                 741,663
               ---------------------------------------------------------------------------------------------------------------------
               Machinery - 0.0%                             9,108    FKI Plc                                                  18,286
                                                           11,268    IMI Plc                                                  87,404
                                                          206,804    Invensys Plc                                             60,571
                                                                                                                       -------------
                                                                                                                             166,261
               ---------------------------------------------------------------------------------------------------------------------
               Media - 1.0%                                82,068    Aegis Group Plc                                         158,178
                                                           44,353    British Sky Broadcasting Plc                            486,516
                                                           11,034    Daily Mail & General Trust                              150,120
                                                           42,821    EMI Group Plc                                           191,162
                                                            9,612    Emap Plc                                                150,752
                                                           39,399    Pearson Plc                                             480,194
                                                           58,890    Reed Elsevier Plc                                       610,366
                                                           66,782    Reuters Group Plc                                       514,863
                                                           11,407    Trinity Mirror Plc                                      151,099
                                                           19,282    United Business Media Plc                               193,837
                                                           57,654    WPP Group Plc                                           656,385
                                                           25,811    Yell Group Plc                                          230,695
                                                                                                                       -------------
                                                                                                                           3,974,167
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 1.1%                      60,228    Anglo American Plc                                    1,428,283
                                                          104,765    BHP Billiton Plc                                      1,407,530
                                                          194,761    Corus Group Plc (a)                                     198,732
                                                           44,288    Rio Tinto Plc Registered Shares                       1,431,885
                                                                                                                       -------------
                                                                                                                           4,466,430
               ---------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated               84,659    International Power Plc                           $     286,751
               Power - 0.5%                               127,980    National Grid Transco Plc                             1,185,582
                                                           27,711    United Utilities Plc                                    330,410
                                                            8,249    United Utilities Plc Class A                             70,221
                                                                                                                       -------------
                                                                                                                           1,872,964
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 0.2%                     83,957    Marks & Spencer Group Plc                               548,915
                                                           12,766    Next Plc                                                384,034
                                                                                                                       -------------
                                                                                                                             932,949
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 3.7%                           165,136    BG Group Plc                                          1,283,275
                                                          892,206    BP Plc                                                9,247,274
                                                            3,849    BP Plc (b)                                              240,178
                                                          409,130    Shell Transport & Trading Co. Plc                     3,672,205
                                                                                                                       -------------
                                                                                                                          14,442,932
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals - 2.1%                      70,251    AstraZeneca Plc                                       2,769,101
                                                          248,134    GlaxoSmithKline Plc                                   5,687,469
                                                              800    GlaxoSmithKline Plc (b)                                  36,736
                                                                                                                       -------------
                                                                                                                           8,493,306
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate - 0.4%                          26,131    British Land Co. Plc                                    396,994
                                                           11,899    Hammerson Plc                                           186,958
                                                           20,624    Land Securities Group Plc                               503,899
                                                            9,912    Liberty International Plc                               180,462
                                                           18,432    Slough Estates Plc                                      169,793
                                                                                                                       -------------
                                                                                                                           1,438,106
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail - 0.1%                          16,203    Firstgroup Plc                                          105,094
                                                            2,119    National Express Group Plc                               36,137
                                                           33,050    Stagecoach Group Plc                                     69,009
                                                                                                                       -------------
                                                                                                                             210,240
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors & Semiconductor              84,638    ARM Holdings Plc                                        168,329
               Equipment - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
               Software - 0.1%                             21,437    Misys Plc                                                89,724
                                                           66,142    Sage Group Plc                                          251,527
                                                                                                                       -------------
                                                                                                                             341,251
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail - 0.3%                     72,099    Dixons Group Plc                                        208,105
                                                            3,700    HMV Group Plc                                            17,496
                                                           32,023    Kesa Electricals Plc                                    182,894
                                                          112,691    Kingfisher Plc                                          614,870
                                                           24,999    MFI Furniture Plc                                        55,269
                                                           79,661    Signet Group Plc                                        161,818
                                                                                                                       -------------
                                                                                                                           1,240,452
               ---------------------------------------------------------------------------------------------------------------------
               Tobacco - 0.5%                              68,270    British American Tobacco Plc                          1,203,604
                                                           29,513    Imperial Tobacco Group Plc                              774,618
                                                                                                                       -------------
                                                                                                                           1,978,222
               ---------------------------------------------------------------------------------------------------------------------
               Trading Companies & Distributors - 0.2%     29,669    Wolseley Plc                                            621,176
               ---------------------------------------------------------------------------------------------------------------------
               Transportation                              11,911    Associated British Ports Holdings Plc                   108,147
               Infrastructure - 0.2%                       54,029    BAA Plc                                                 595,717
                                                           12,221    BBA Group Plc                                            69,683
                                                           29,716    The Peninsular and Oriental
                                                                     Steam Navigation Co.                                    162,559
                                                                                                                       -------------
                                                                                                                             936,106
               ---------------------------------------------------------------------------------------------------------------------
               Water Utilities - 0.1%                      15,133    Kelda Group Plc                                         171,001
                                                           12,768    Severn Trent Plc                                        220,758
                                                                                                                       -------------
                                                                                                                             391,759
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication               2,673,925    Vodafone Group Plc                                    7,099,005
               Services - 1.9%                             12,490    Vodafone Group Plc (b)                                  331,734
                                                                                                                       -------------
                                                                                                                           7,430,739
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom            94,864,998
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                           Shares
Country        Industry*                                     Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
United         Diversified Financial Services - 0.1%        2,000    iShares MSCI EAFE Index Fund                      $     317,700
States -       ---------------------------------------------------------------------------------------------------------------------
0.1%           Media - 0.0%                                 1,520    News Corp. Class A                                       25,718
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States                343,418
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Common Stocks
                                                                     (Cost - $323,559,853) - 96.4%                       376,483,507
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany -      Automobiles - 0.1%                             428    Porsche AG, .73%                                        311,499
0.3%                                                        5,476    Volkswagen AG, 4.35%                                    197,991
                                                                                                                       -------------
                                                                                                                             509,490
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.1%                             2,828    Henkel KGaA, 1.75%                                      256,359
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services - 0.0%        542    Fresenius Medical Care AG, 2.30%                         31,311
               ---------------------------------------------------------------------------------------------------------------------
               Media - 0.0%                                 5,512    ProSieben SAT.1 Media AG, 2.24%                         103,586
               ---------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated                2,033    RWE AG, 3.50%                                           107,854
               Power - 0.1%
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Preferred Stocks
                                                                     (Cost - $818,761) - 0.3%                              1,008,600
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%  Food & Staples Retailing - 0.0%                133    Casino Guichard Perrachon SA
                                                                     (expires 12/15/2005)                                          7
               ---------------------------------------------------------------------------------------------------------------------

                                                                     Total Warrants in France                                      7
------------------------------------------------------------------------------------------------------------------------------------
Singapore -    Real Estate - 0.0%                           5,953    City Developments Ltd. (expires 5/10/2006)               14,438
0.0%           ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Warrants in Singapore                              14,438
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Warrants
                                                                     (Cost - $10,862) - 0.0%                                  14,445
------------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                   USD 659,568.00    Merrill Lynch Liquidity Series, LLC
                                                                     Cash Sweep Series I (e)                                 659,568
               ---------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Short-Term
                                                                     Securities (Cost - $659,568) - 0.2%                     659,568
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $325,049,044 **) - 96.9%                    378,166,120

                                                                     Other Assets Less Liabilities - 3.1%                 12,237,172
                                                                                                                       -------------
                                                                     Net Assets - 100.0%                               $ 390,403,292
                                                                                                                       =============

Master International Index Series

Schedule of Investments as of March 31, 2005

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost ........................................     $ 327,966,329
                                                                  =============
      Gross unrealized appreciation .......................       $  58,551,502
      Gross unrealized depreciation .......................          (8,351,711)
                                                                  -------------
      Net unrealized appreciation ..........................      $  50,199,791
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary Receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                 Net                    Interest
      Affiliate                                Activity                  Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                 $ (2,101,339)              $ 72,065
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
      Number of                                                    Expiration           Face                     Unrealized
      Contracts    Issue                          Exchange            Date              Value            Appreciation (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
       70       DJ Euro Stoxx 50                     Eurex          June 2005        $ 2,738,355               $    (6,368)
       25       FTSE 100 Index Future                LIFFE          June 2005        $ 2,320,487                       189
       11       Hang Seng Index Future           Hong Kong         April 2005        $ 9,559,634                    (9,603)
        1       Ibex 35 Plus Index Future       Spanish Op         April 2006        $   120,205                       (65)
       16       SPI 200 Index Future                Sydney          June 2005        $ 1,301,351                   (24,373)
       35       OMX Stock Index Future                 OMX         April 2005        $   377,103                       939
       38       Topix Index Future                   Tokyo          June 2005        $ 4,211,950                   (17,952)
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                                      $   (57,233)
                                                                                                               ===========

      Forward foreign exchange contracts as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                    Settlement                 Unrealized
      Purchased                              Date                   Depreciation
      --------------------------------------------------------------------------
      AUD         2,245,000               April 2005               $    (27,104)
      CHF         3,230,000               April 2005                    (44,656)
      EUR        11,060,000               April 2005                   (215,941)
      GBP         4,215,000               April 2005                   (125,565)
      JPY       920,500,000               April 2005                   (159,705)
      SEK         9,055,000               April 2005                    (37,363)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts -
      Net (USD Commitment - $37,292,628)                           $   (610,334)
                                                                   ============

Master International Index Series

Schedule of Investments as of March 31, 2005


      Forward foreign exchange contracts as of March 31, 2005 were as follows (concluded):

      Foreign Currency                    Settlement                 Unrealized
      Sold                                   Date                   Appreciation
      --------------------------------------------------------------------------
      AUD         2,245,000               April 2005               $     23,554
      CHF         3,145,000               April 2005                     33,609
      EUR         9,945,000               April 2005                    183,009
      GBP         4,215,000               April 2005                     37,738
      JPY           885,500               April 2005                    128,401
      SEK         9,055,000               April 2005                     30,892
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts -
      Net (USD Commitment - $37,271,280)                           $    437,203
                                                                   ============

      Currency Abbreviations:

      AUD       Australian Dollar
      CHF       Swiss Franc
      EUR       Euro
      GBP       Sterling Pound
      JPY       Japanese Yen
      SEK       Swedish Krona
      USD       U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 23, 2005